Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

FIDELITY BANK 401(k) RETIREMENT PLAN	Schedule H
Supplemental Information - EIN 72-0184470 Plan #003
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b)	(c)	(d)	(e)
Party-in- Interest	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment	Cost	Current Value
Investments, at Fair Value
	Mutual Funds
	Fidelity Investments	500 Index Fund	**	$3,266,998
	Dimensional Fund Advisors	US Large Cap Growth Portfolio I Fund	**	1,673,447
	Fidelity Investments	Total International Index Fund	**	692,425
	Fidelity Investments	Mid Cap Index Fund	**	594,323
	PIMCO Funds	Income Institutional Fund	**	467,709
	MFS Investment Management	International Growth R6 Fund	**	315,362
	Dodge & Cox Funds	Stock X Fund	**	266,174
	Fidelity Investments	US Bond Index Fund	**	228,087
	Fidelity Investments	Total Bond K6 Fund	**	193,444
	JP Morgan Funds	Mid Cap Growth R6 Fund	**	117,846
	Fidelity Investments	Small Cap Index Fund	**	115,854
	MFS Investment Management	Mid Cap Value R6 Fund	**	52,906
	Dimensional Fund Advisors	US Targeted Value I Fund	**	24,781

	Total Mutual Funds			8,009,356

	Collective Investment Trusts
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2040 CIT Z	**	5,966,403
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2045 CIT Z	**	4,381,124
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2050 CIT Z	**	3,916,404
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2035 CIT Z	**	3,109,160
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2030 CIT Z	**	2,973,778
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2020 CIT Z	**	2,246,060
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2025 CIT Z	**	1,488,612
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2055 CIT Z	**	1,128,615
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2060 CIT Z	**	338,714
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2015 CIT Z	**	188,566
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2065 CIT Z	**	136,099
	Great Gray Trust Company	AB US Small Cap Growth CIT W Series Class P-1	**	67,087
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid Income CIT Z	**	29,060
*	Principal Global Investors Trust Company	Principal Lifetime Hybrid 2070 CIT Z	**	25,962

	Total Collective Investment Trusts			25,995,644

	Employer Securities
*	Fidelity Bank	FB Bancorp, Inc. Stock	**	3,601,917

	Self-Directed Brokerage Accounts
	Schwab Funds	Self-Directed Brokerage Accounts	**	250,687

	Total Investments, at Fair Value			$37,857,604

Investments, at Contract Value
	Insurance Company General Account
*	Principal Life Insurance Company	Guaranteed Option	**	$461,192

	Total Investments, at Contract Value			$461,192

		Rates Range from 4.25% to 9.50%;
*	Notes Receivable from Participants	Maturities through 2030	**	$971,925

*	Represents a party-in-interest as defined by ERISA.
**	Cost omitted for participant-directed investments.